UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 70.0%
CONSUMER DISCRETIONARY - 6.9%
Hotels, Restaurants & Leisure - 1.4%
Yum! Brands Inc.	24,315	$931,994

Multiline Retail - 1.7%
Target Corp.	21,395	1,125,377

Specialty Retail - 1.4%
Lowe’s Cos. Inc.	38,010	921,362

Textiles, Apparel & Luxury Goods - 2.4%
Coach Inc.	15,950	630,344
V.F. Corp.	11,140	892,871

Total Textiles, Apparel & Luxury Goods		1,523,215

TOTAL CONSUMER DISCRETIONARY		4,501,948

CONSUMER STAPLES - 8.5%
Beverages - 2.1%
PepsiCo Inc.	20,310	1,343,709

Food & Staples Retailing - 1.8%
CVS Caremark Corp.	31,460	1,150,178

Food Products - 2.4%
Darling International Inc.	29,040	260,198	*
General Mills Inc.	18,920	1,339,347

Total Food Products		1,599,545

Household Products - 2.2%
Procter & Gamble Co.	23,037	1,457,551

TOTAL CONSUMER STAPLES		5,550,983

ENERGY - 8.9%
Energy Equipment & Services - 3.4%
FMC Technologies Inc.	11,030	712,869	*
National-Oilwell Varco Inc.	25,624	1,039,822
Tetra Technology Inc.	19,430	447,667	*

Total Energy Equipment & Services		2,200,358

Oil, Gas & Consumable Fuels - 5.5%
Apache Corp.	17,670	1,793,505
BP PLC, ADR	31,441	1,794,338

Total Oil, Gas & Consumable Fuels		3,587,843

TOTAL ENERGY		5,788,201

FINANCIALS - 9.0%
Capital Markets - 3.3%
Charles Schwab Corp.	36,160	675,831
Goldman Sachs Group Inc.	3,000	511,890
State Street Corp.	20,930	944,780

Total Capital Markets		2,132,501

Commercial Banks - 2.7%
Comerica Inc.	19,330	735,313
U.S. Bancorp	40,960	1,060,045

Total Commercial Banks		1,795,358

Diversified Financial Services - 1.0%
Bank of America Corp.	35,810	639,208

Insurance - 2.0%
Arch Capital Group Ltd.	16,900	1,288,625	*

TOTAL FINANCIALS		5,855,692

HEALTH CARE - 9.6%
Biotechnology - 3.9%
BioMarin Pharmaceutical Inc.	20,600	481,422	*
Celgene Corp.	17,390	1,077,485	*
Gilead Sciences Inc.	21,690	986,461	*

Total Biotechnology		2,545,368

Health Care Equipment & Supplies - 3.6%
Covidien PLC	20,970	1,054,372

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - continued
Inverness Medical Innovations Inc.	15,050	$586,197	*
Stryker Corp.	12,710	727,266

Total Health Care Equipment & Supplies		2,367,835

Health Care Providers & Services - 2.1%
Express Scripts Inc.	13,330	1,356,461	*

TOTAL HEALTH CARE		6,269,664

INDUSTRIALS - 6.7%
Building Products - 1.2%
Masco Corp.	48,470	752,254

Commercial Services & Supplies - 2.8%
Covanta Holding Corp.	51,654	860,556	*
Republic Services Inc.	32,190	934,154

Total Commercial Services & Supplies		1,794,710

Construction & Engineering - 0.7%
Quanta Services Inc.	24,950	478,042	*

Electrical Equipment - 1.2%
Emerson Electric Co.	16,060	808,460

Machinery - 0.8%
Deere & Co.	9,000	535,140

TOTAL INDUSTRIALS		4,368,606

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 3.3%
Cisco Systems Inc.	28,135	732,354	*
Corning Inc.	47,020	950,274
Juniper Networks Inc.	15,257	468,085	*

Total Communications Equipment		2,150,713

Computers & Peripherals - 2.6%
Apple Inc.	3,225	757,649	*
NetApp Inc.	28,430	925,681	*

Total Computers & Peripherals		1,683,330

Internet Software & Services - 2.5%
eBay Inc.	25,425	685,204	*
Google Inc., Class A Shares	1,660	941,236	*

Total Internet Software & Services		1,626,440

IT Services - 1.3%
Accenture PLC, Class A Shares	19,760	828,932

Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp., Class A Shares	21,070	699,103
Marvell Technology Group Ltd.	41,810	852,088	*
Varian Semiconductor Equipment Associates Inc.	14,945	494,978	*

Total Semiconductors & Semiconductor Equipment		2,046,169

Software - 0.8%
Amdocs Ltd.	18,176	547,280	*

TOTAL INFORMATION TECHNOLOGY		8,882,864

MATERIALS - 2.7%
Chemicals - 1.4%
Air Products & Chemicals Inc.	5,410	400,069
Potash Corp. of Saskatchewan Inc.	4,200	501,270

Total Chemicals		901,339

Construction Materials - 0.3%
Martin Marietta Materials Inc.	2,500	208,875

Metals & Mining - 1.0%
Cliffs Natural Resources Inc.	9,120	647,064

TOTAL MATERIALS		1,757,278

TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
America Movil SAB de CV, Series L Shares, ADR	12,990	653,917
American Tower Corp., Class A Shares	13,710	584,183	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY			SHARES	VALUE
TOTAL TELECOMMUNICATION SERVICES				$1,238,100

UTILITIES - 2.2%
Electric Utilities - 2.2%
Exelon Corp.			12,890	564,711
Northeast Utilities			30,500	843,020

TOTAL UTILITIES				1,407,731

TOTAL COMMON STOCKS (Cost - $37,233,686)				45,621,067

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITY - 0.2%
FINANCIALS - 0.2%
Automobiles - 0.2%
Honda Auto Receivables Owner Trust, 2008-1 A3 (Cost - $115,980)	4.470%	1/18/12	$112,372	114,186

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.039%	11/10/42	287,000	297,515	(a)
Banc of America Commercial Mortgage Inc., 2006- 2 A1	5.611%	5/10/45	72,639	73,952
Bear Stearns Commercial Mortgage Securities, 2003-T12 A3	4.240%	8/13/39	134,571	138,546	(a)
Bear Stearns Commercial Mortgage Securities, 2005-T20 A2	5.127%	10/12/42	215,000	216,719	(a)
Chase Commercial Mortgage Securities Corp., 2000-2 A2	7.631%	7/15/32	63,130	63,239
Commercial Mortgage Pass-Through Certificates, 2000-C1 A2	7.416%	8/15/33	43,781	43,740	(a)
Credit Suisse First Boston Mortgage Securities Corp., 2001-CF2 A4	6.505%	2/15/34	152,194	156,316
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	557,856	595,401
First Union National Bank Commercial Mortgage, 2002-C1 A2	6.141%	2/12/34	133,968	141,028
GMAC Commercial Mortgage Securities Inc., 2004- C2 A2	4.760%	8/10/38	312,442	318,168
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	627,367	632,037
JPMorgan Chase Commercial Mortgage Securities Corp.: 2004-C1 A2	4.302%	1/15/38	440,868	443,280
2004-CB8 A2	3.837%	1/12/39	201,973	204,282
2005-CB11 ASB	5.201%	8/12/37	168,186	175,615	(a)
LB-UBS Commercial Mortgage Trust, 2005-C2 A3	4.912%	4/15/30	184,000	186,165
Morgan Stanley Dean Witter Capital I Inc., 2001-TOP3 A4	6.390%	7/15/33	117,618	122,622
TIAA Seasoned Commercial Mortgage Trust, 2007-C4 A1	5.669%	8/15/39	123,436	127,932	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,931,827)				3,936,557

CORPORATE BONDS & NOTES - 10.1%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.3%
Comcast Corp., Bonds	5.650%	6/15/35	200,000	185,760

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	5.200%	3/1/11	275,000	285,694

TOTAL CONSUMER DISCRETIONARY				471,454

CONSUMER STAPLES - 0.8%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	95,000	95,251	(b)

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - continued
PepsiCo Inc., Senior Notes	5.000%	6/1/18	245,000	$258,621

Total Beverages				353,872

Household Products - 0.3%
Procter & Gamble Co., Senior Notes	4.600%	1/15/14	170,000	182,812

TOTAL CONSUMER STAPLES				536,684

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Apache Corp., Senior Notes	5.250%	4/15/13	275,000	299,429

FINANCIALS - 5.6%
Capital Markets - 0.6%
BlackRock Inc., Senior Notes	3.500%	12/10/14	160,000	162,139
Goldman Sachs Group Inc., Senior Notes	5.700%	9/1/12	243,000	263,694

Total Capital Markets				425,833

Commercial Banks - 1.3%
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	35,000	35,347
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	170,000	174,978
National City Bank, Subordinated Notes	6.200%	12/15/11	160,000	172,515
Wells Fargo Bank NA, Subordinated Notes	6.450%	2/1/11	250,000	261,782
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	175,000	180,339

Total Commercial Banks				824,961

Consumer Finance - 2.2%
HSBC Finance Corp., Notes	6.375%	10/15/11	325,000	345,921
John Deere Capital Corp., Medium-Term Notes	5.650%	7/25/11	325,000	344,565
SLM Corp., Medium-Term Notes	5.000%	10/1/13	800,000	764,887

Total Consumer Finance				1,455,373

Diversified Financial Services - 1.1%
Bank of America Corp., Senior Notes	5.625%	10/14/16	250,000	259,192
IBM International Group Capital LLC, Senior Notes	5.050%	10/22/12	225,000	244,439
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	200,000	238,947

Total Diversified Financial Services				742,578

Insurance - 0.3%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	200,000	174,221

Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group LP, Senior Notes	4.200%	2/1/15	40,000	40,145

TOTAL FINANCIALS				3,663,111

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	3.000%	3/15/15	70,000	69,729
Stryker Corp., Senior Notes	3.000%	1/15/15	65,000	65,041

Total Health Care Equipment & Supplies				134,770

Pharmaceuticals - 1.6%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	225,000	248,106
AstraZeneca PLC, Senior Notes	5.400%	9/15/12	275,000	300,484
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	130,000	136,316
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	185,000	196,054
Wyeth, Notes	5.500%	2/15/16	165,000	184,291

Total Pharmaceuticals				1,065,251

TOTAL HEALTH CARE				1,200,021

INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.3%
Hewlett-Packard Co., Senior Notes	4.250%	2/24/12	160,000	169,099

Software - 0.1%
Microsoft Corp., Senior Notes	2.950%	6/1/14	80,000	81,299

TOTAL INFORMATION TECHNOLOGY				250,398

MATERIALS - 0.3%
Chemicals - 0.3%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	200,000	196,886

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL CORPORATE BONDS & NOTES (Cost - $6,445,326)				$6,617,983

MORTGAGE-BACKED SECURITIES - 6.9%
FHLMC - 2.0%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	268,651	288,762
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/35-6/1/36	954,063	987,556
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.500%	8/1/36	12,945	14,525

Total FHLMC				1,290,843

FNMA - 4.9%
Federal National Mortgage Association (FNMA)	5.000%	5/1/18	259,536	277,169
Federal National Mortgage Association (FNMA)	6.000%	6/1/22-9/1/37	1,305,833	1,390,290
Federal National Mortgage Association (FNMA)	5.500%	1/1/24-6/1/36	1,208,485	1,281,258
Federal National Mortgage Association (FNMA)	6.500%	2/1/37	216,745	235,579

Total FNMA				3,184,296

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,168,899)				4,475,139

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.8%
U.S. Government Agencies - 2.9%
Federal Agricultural Mortgage Corp. (FAMC), Notes	2.875%	12/17/14	180,000	178,990
Federal Home Loan Mortgage Corp. (FHLMC), Notes	3.500%	12/23/19	180,000	179,767
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	365,000	437,513
Federal National Mortgage Association (FNMA), Notes	4.875%	12/15/16	503,000	543,477
Federal National Mortgage Association (FNMA), Notes	5.375%	6/12/17	509,000	564,475

Total U.S. Government Agencies				1,904,222

U.S. Government Obligations - 1.9%
U.S. Treasury Bonds	6.000%	2/15/26	152,000	179,313
U.S. Treasury Bonds	3.500%	2/15/39	547,000	442,814
U.S. Treasury Bonds	4.375%	11/15/39	264,000	249,728
U.S. Treasury Notes	2.750%	2/15/19	61,000	56,639
U.S. Treasury Notes	3.125%	5/15/19	218,000	207,696
U.S. Treasury Notes	3.625%	2/15/20	94,000	92,428

Total U.S. Government Obligations				1,228,618

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,071,015)				3,132,840

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $54,966,733)				63,897,772

SHORT-TERM INVESTMENT - 1.3%
Repurchase Agreement - 1.3%
Goldman Sachs & Co. repurchase agreement dated 3/31/10; Proceeds at maturity - $852,198; (Fully collateralized by U.S. government agency obligation, 4.300% due 3/30/20; Market value - $870,000) (Cost - $852,198)	0.005%	4/1/10	852,198	852,198

TOTAL INVESTMENTS - 99.3% (Cost - $55,818,931#)				64,749,970
Other Assets in Excess of Liabilities - 0.7%				439,299

TOTAL NET ASSETS - 100.0%				$65,189,269

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$45,621,067	—	—	$45,621,067
Asset-backed security	—	$114,186	—	114,186
Collateralized mortgage obligations	—	3,936,557	—	3,936,557
Corporate bonds & notes	—	6,617,983	—	6,617,983
Mortgage-backed securities	—	4,475,139	—	4,475,139
U.S. government & agency obligations	—	3,132,840	—	3,132,840

Notes to Schedule of Investments (unaudited) (continued)

Total long-term investments	$45,621,067	$18,276,705	—	$63,897,772

Short-term investments†	—	852,198	—	852,198

Total investments	$45,621,067	$19,128,903	—	$64,749,970

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,977,062
Gross unrealized depreciation	(1,046,023)

Net unrealized appreciation	$8,931,039

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 26, 2010